SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Supplemental Cash Flow Elements [Abstract]
SCHEDULE OF SUPPLEMENTAL CASH FLOW ACTIVITY	Table 19.1: Supplemental Cash Flow Activity
	For the Six Months Ended June 30,
	2026	2025
Cash paid for interest	$105,732	$104,436